INVESTMENTS	12 Months Ended
Dec. 31, 2015
INVESTMENTS [Abstract]
INVESTMENTS
5.	INVESTMENTS

Short-term Investments

Short-term Investments consist of the following:

Short-term investments of the Group comprised of a structured deposit investment. The Structured deposit was carried at fair value.

	As of December 31,2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments
Structured deposits	71,306	-	(1,124)	-	70,182

	As of December 31,2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Assets
Short-term investments
Structured deposits	45,540	-	-	-	45,540	7,030

During the year ended December 31, 2014 and 2015, the change in fair value of the Structured deposits of RMB1,124 and Nil was recorded as "Changes in fair value of the structured deposits” in the consolidated statements of comprehensive income (loss).

Long-term Investments

Long-term investments consisted of the following:

	As of December 31, 2014	As of December 31, 2015	As of December 31, 2015
	RMB	RMB	US$
Cost Method Investments
Private companies	5,114	31,351	4,840
Limited partnerships	1,538	8,092	1,249
Cost of cost method investments	6,652	39,443	6,089
Impairment loss on equity investment	-	(5,000)	(772)
Carrying amount of cost method investments	6,652	34,443	5,317

Equity Method Investments
Private company	-	5,500	849
Limited partnership	-	20,796	3,210
Cost of equity method investments	-	26,296	4,059
Loss from equity method investment	-	(407)	(63)
Carrying amount of equity method investments	-	25,889	3,996

Total carrying amount of long-term investments	6,652	60,332	9,314

Cost method investments

Private companies

In January 2014, the Group acquired 20% of the share capital of Beijing Huanlelingdang Technology Co., Ltd. (“Huanlelingdang”), a non-listed company, at a consideration of RMB5,000.

In April 2014, the Group acquired 19% of the share capital of Shenzhen Hewei Technology Co., Ltd. (“Hewei”), a non-listed company, at a consideration of RMB114.

In March 2015, the Group acquired 10% of the share capital of Hzone Holding Company, a non-listed company, at a consideration of US$2,000.

In March 2015, the Group acquired 2% of the share capital of Big Stomach Limited, a non-listed company, at a consideration of US$500.

In August 2015, the Group acquired 1.29% of the share capital of Topgame Global Limited, a non-listed company, at a consideration of US$1,373. The Group also acquired 1.29% of the share capital of its VIEs, Caicaihudong (Beijing) Technology Co., Ltd. and Youwang Technology (Shanghai) Co., Ltd., at a consideration of RMB13 and RMB477, respectively.

In December 2015, as part of the acquisition of Sumpay.cn (Note 4), the Group also acquired Sumpay.cn's 15% equity interest of Shanghai Yuelin Information Technology Co., Ltd for a consideration of RMB600.

These investments were classified as cost method investments as the Group does not have significant influence over the entities. For the year ended December 31, 2015, the Group recognized an impairment loss of RMB5,000 on the investment in Huanlelingdang. Additionally, the Group determined that it is not practicable to estimate their fair values for disclosure purposes.

Limited partnerships

In June 2014, the Group and Danhua Capital L.P (“Danhua”) entered into a subscription agreement, whereby the Group agreed to purchase a US$1,000 limited partnership interest in Danhua's fund (the “Fund”), and hold an aggregate equity interest of approximately 1.1%. As of December 31, 2014, the Group had transferred US$250 to the Fund. As of December 31, 2015, the Group had transferred an aggregate total of US$750 to the Fund. The Group's unfunded commitment to the Fund is US$250 as of December 31, 2015.

The Fund's investment strategy is primarily to invest in emerging companies operating in the USA and PRC. The Fund's investments are focused in the technology, media and telecommunications sectors. The Fund is scheduled to operate till November 15, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

In June 2015, the Group and Beijing Heimatuoxin Venture Capital L.P. (“Heimatuoxin”) entered into a subscription agreement, whereby the Group agreed to purchase a RMB3,000 limited partnership interest in Heimatuoxin and hold an equity interest of 3.49%. As of December 31, 2015, the Group transferred RMB3,000 to Heimatuoxin.

Heimatuoxin's investment strategy is primarily to invest in emerging companies operating in the PRC. Heimatuoxin's investments are focused in the technology, media and telecommunications sectors. Heimatuoxin is scheduled to operate till April 16, 2021, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

Equity method investments

Private company

In April 2015, the Group acquired approximately 19% of the share capital of Shanxi Xibianyuan Technology Co., Ltd. (“Xibianyuan”), a non-listed company, at a consideration of RMB5,500. The Group accounted for this investment under the equity method as the Group can exercise significant influence.

Limited partnership

In April 2015, the Group and Guangda Sports Culture Capital L.P (“Guangda Sports Culture”) entered into a subscription agreement, whereby the Group agreed to purchase a RMB20,000 limited partnership interest in Guangda Sports Culture's fund, representing approximately 9.9%. As of December 31, 2015, the Group had transferred RMB20,000 to Guangda Sports Culture.

Guangda Sports Culture's investment strategy is primarily to invest in emerging companies operating in the PRC. Guangda Sports Culture's investments are focused in the sports sectors. Guangda Sports Culture is scheduled to operate till February 9, 2018, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.